Stockholders' (Deficit) Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity
10.     Stockholders’ (Deficit) Equity
Merger with NantCell
Under the terms of the Merger Agreement, at the Effective Time of the Merger, each share of NantCell common stock, par value $0.001 per share, issued and outstanding immediately prior to the Effective Time, subject to certain exceptions as set forth in the Merger Agreement, was converted automatically into 0.8190 shares of the newly issued Company Common Stock, par value $0.0001 per share, resulting in the issuance of 273.7 million shares of Company Common Stock. From and after the effective time, all of such NantCell shares ceased to be outstanding, were canceled and ceased to exist. At the Effective Time, each share of our Common Stock issued and outstanding immediately prior to the Effective Time, will remain an issued and outstanding share of the combined company.
Since the Merger has been accounted for as a transaction between entities under common control, the outstanding shares presented on the combined consolidated financial statements assume that NantCell outstanding common stock was converted into shares of Company Common Stock for all periods presented, and in connection with the conversion, those shares of common stock have been recorded at the Company’s par value, which is $0.0001 per share.
Issuance of Common Stock
On June 29, 2020, we closed an underwritten public offering of an aggregate of 8,521,500 shares of common stock, which included 4,811,500 shares issued to the public at a price of $9.50 per share (which includes 1,111,500 shares sold to the public upon full exercise of the underwriters’ option to purchase additional shares at a public offering price of $9.50 per share), less underwriting discounts and commissions, and 3,710,000 shares issued to our Executive Chairman and principal stockholder, Dr. Patrick Soon-Shiong, at a price of $12.12 per share, less underwriting discounts and commissions. All of the shares were offered by the company. Including the underwriters’ option exercise, the aggregate gross proceeds from the offering were $90.7 million, before deducting underwriting discounts, commissions and other offering expenses of $4.4 million.
On March 11, 2019, Kuwait Investment Authority, or KIA, purchased 2,047,500 shares of our common stock, at a purchase price of $14.66 per share, for an aggregate purchase price of $30.0 million.
On September 26, 2019, we entered a Stock Transfer Agreement and purchased 204,750 shares of common stocks from a stockholder at a purchase price of $9.77 per share, for an aggregate purchase price of $2.0 million in cash. All the repurchased shares were treated as retirements and reduced the number of shares issued and outstanding. In addition, we recorded the excess of the purchase price over the par value per share as a reduction to the accumulated deficit.
Warrant Exercise
In connection with the Altor acquisition, we assumed all outstanding Altor warrants and replaced them with warrants to purchase shares of our common stock. Warrants to purchase a total of 3,712,800 shares of our common stock were issued, of which warrants to purchase 2,074,800 shares at an exercise price of $3.24 per share were issued to our Executive Chairman (all such warrants were vested); and warrants to purchase 1,638,000 shares were issued to NantWorks, a related party, at an exercise price of $3.24 per share and with vesting subject to the achievement of a certain performance condition pertaining to building a manufacturing capacity. The fair value of $18.0 million that was assigned to the 1,638,000 unvested warrants will be recognized upon achievement of the performance-based vesting conditions.
On June 28, 2019, our Executive Chairman exercised his rights under the warrants to purchase 2,074,800 shares of common stock at an exercise price of $3.24 per share. We agreed to offset the net cash proceeds of approximately $6.7 million with a reduction of related party notes payables and accrued interests to CalCap and NantCapital and issued all of the shares of common stock. See Note 9
Related Party Agreements
for additional information.
Stock Repurchases
In November 2015, the board of directors approved a share repurchase program, or the 2015 Share Repurchase Program, allowing the CEO or CFO, on behalf of the company, to repurchase from time to time, in the open market or in privately negotiated transactions, up to $50.0 million of our outstanding shares of common stock, exclusive of any commissions, markups or expenses. The timing and amounts of any purchases were and will continue to be based on market conditions and other factors, including price, regulatory requirements and other corporate considerations. The 2015 Share Repurchase Program does not require the purchase of any minimum number of shares and may be suspended, modified or discontinued at any time without prior notice. We have financed, and expect to continue to finance, the purchases with existing cash balances. As it is the intent for the repurchased shares to be retired, we have elected to account for the shares repurchased under the constructive retirement method. For shares repurchased in excess of par, we allocate the purchase price in excess of par value to accumulated deficit
on the combined consolidated balance sheets.
To date, we have repurchased 6,403,489 shares of our common stock under the 2015 Share Repurchase Program at a total cost of $31.7 million. In addition, we have paid $0.1 million of broker commissions on repurchases. We did not repurchase any shares during the year ended December 31, 2020. During the year ended December 31, 2019, we repurchased 473,586 shares for $0.5 million. As of December 31, 2020, $18.3 million remained authorized for repurchases under the 2015 Share Repurchase Program.
Common Stock Reserved for Future Issuance
We are authorized to issue up to 500,000,000 shares of our common stock, par value $0.0001 per share on December 31, 2020. As of December 31, 2020, there were 382,243,142 shares of our common stock issued and outstanding.
The following table summarizes the common stocks reserved for issuance on exercise or vesting of various awards at December 31, 2020:

	As of December 31,
	2020	2019
Outstanding stock options	4,996,284	6,080,483
Outstanding RSUs	466,842	1,155,808
Outstanding related party warrants	1,638,000	1,638,000

Total shares reserved for future issuance	7,101,126	8,874,291

At the Effective Time of the Merger, all outstanding stock awards granted under the legacy NantCell Stock Incentive Plan were converted into equivalent awards of Company Common Stock using the Exchange Ratio, on the same terms and conditions as immediately prior to the Effective Time.